Fair Value Measurements and Financial Instruments - Summary of Partnership's Loan Receivables and Other Financing Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Credit Quality Indicators [Table]
Total lease and Financing Lease Receivable	$ 601,406	$ 645,005
Performing Financial Instruments
Financing Receivable, Credit Quality Indicators [Table]
Direct Financing Lease, Net Investment in Lease	512,887	529,368
Performing Financial Instruments | Corporate Joint Venture
Financing Receivable, Credit Quality Indicators [Table]
Direct Financing Lease, Net Investment in Lease, Originated Four Years before Latest Fiscal Year		319,799
Direct Financing Lease, Net Investment in Lease, Originated Five or More Years before Latest Fiscal Year	305,957
Performing Financial Instruments | Subsidiaries
Financing Receivable, Credit Quality Indicators [Table]
Direct Financing Lease, Net Investment in Lease, Originated Four Years before Latest Fiscal Year	206,930
Direct Financing Lease, Net Investment in Lease, Year Four, Originated, Three Years before Current Fiscal Year		209,569
Performing Financial Instruments | Loans Receivable
Financing Receivable, Credit Quality Indicators [Table]
Financing Receivable, Originated Four Years before Latest Fiscal Year		115,637
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	88,519
Performing Financial Instruments | Exmar Lpg Bvba | Loans Receivable
Financing Receivable, Credit Quality Indicators [Table]
Financing Receivable, Originated Four Years before Latest Fiscal Year		32,266
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	0
Performing Financial Instruments | Bahrain LNG Joint Venture | Loans Receivable
Financing Receivable, Credit Quality Indicators [Table]
Financing Receivable, Originated Four Years before Latest Fiscal Year		$ 83,371
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	$ 88,519